CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company statements of operations and comprehensive loss (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Parent Company Statements Of Operations And Comprehensive Loss
Revenue	¥ 66,285,032	$ 9,253,034	¥ 68,854,280	¥ 67,114,378
Cost of revenue	51,044,495	7,125,537	47,976,836	48,247,395
Gross profit	15,240,537	2,127,497	20,877,444	18,866,983
General and administrative expenses	49,645,680	6,930,270	63,765,583	76,784,396
Provision for credit losses	(2,856,803)	(398,794)	4,086,505	(9,038,985)
Loss from operations	(57,319,712)	(8,001,524)	(71,637,911)	(69,332,735)
Fair value changes of warrants liability	6,226	869	(933,995)	6,116,000
Other income	296,155	41,342	59,049	82,970
Foreign currency translation adjustment	(3,642,754)	(508,509)	2,009,476	23,819,712
Comprehensive loss attributable to Recon Technology, Ltd	(46,231,308)	(6,453,642)	(47,861,783)	(35,347,589)
RECON TECHNOLOGY LTD
Parent Company Statements Of Operations And Comprehensive Loss
General and administrative expenses	27,947,713	3,901,350	44,012,602	54,494,219
Provision for credit losses				(4,141,588)
Loss from operations	(27,947,713)	3,901,350	(44,012,602)	(50,352,631)
Fair value changes of warrants liability	6,226	869	(933,995)	6,116,000
Other income	8,950,199	1,249,400	17,386,784	10,108,783
Equity in loss of subsidiaries, VIEs and VIEs' subsidiaries	(23,597,266)	(3,294,051)	(22,311,446)	(25,039,453)
Net loss	(42,588,554)	(5,945,132)	(49,871,259)	(59,167,301)
Foreign currency translation adjustment	(3,642,754)	(508,509)	2,009,476	23,819,712
Comprehensive loss attributable to Recon Technology, Ltd	¥ (46,231,308)	$ (6,453,641)	¥ (47,861,783)	¥ (35,347,589)